GOODWILL - Additional information (Details) - CNY (¥)	1 Months Ended	3 Months Ended			12 Months Ended				96 Months Ended
	Nov. 30, 2019	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2018
Goodwill
Acquired goodwill					¥ 70,560,000	¥ 13,080,000	¥ 1,359,749,000
Impairment loss on goodwill		¥ 335,300,000	¥ 397,100,000		732,368,000	22,658,000	0
Goodwill disposed related to disposed	¥ 17,700,000						17,708,000
Re-assignment of goodwill						0
Gross amount of goodwill		3,192,500,000		¥ 3,122,000,000.0	3,192,500,000	3,122,000,000.0	3,108,900,000
Accumulated impairment losses on goodwill		1,386,900,000		654,500,000	1,386,900,000	654,500,000	631,800,000
Carrying value of the impaired goodwill		134,100,000			134,100,000
Carrying value of goodwill that was not impaired		1,671,600,000			1,671,600,000
Home improvement business
Goodwill
Impairment loss on goodwill						16,200,000
Other Reporting units
Goodwill
Impairment loss on goodwill						0	0
Series of Individually Immaterial Business Acquisitions
Goodwill
Acquired goodwill									¥ 1,766,900,000
Impairment loss on goodwill								¥ 631,800,000
Existing home transaction services
Goodwill
Acquired goodwill					46,932,000	0	1,343,556,000
Impairment loss on goodwill		254,700,000	178,300,000		433,034,000	695,000
Goodwill disposed related to disposed							17,708,000
Re-assignment of goodwill						(1,192,875,000)
Goodwill retained				133,000,000.0
New home transaction services
Goodwill
Acquired goodwill					23,628,000	13,080,000	0
Impairment loss on goodwill		¥ 80,600,000	¥ 218,800,000		¥ 299,334,000	5,770,000
Goodwill disposed related to disposed							¥ 0
Re-assignment of goodwill				¥ 1,192,900,000		¥ 1,192,875,000